Average Annual Total Returns{- Fidelity Government Income Fund} - 08.31 Fidelity Government Income Fund AMCIZ PRO-13 - Fidelity Government Income Fund	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Inception Date	LB003 Past 1 year	LB003 Past 5 years	LB003 Past 10 years	F0682 Past 1 year	F0682 Past 5 years	F0682 Past 10 years
Total	(6.37%)	1.55%	1.31%	(6.55%)	0.92%	0.60%	(3.77%)	0.91%	0.72%	(6.36%)	1.56%	1.33%	(4.10%)	1.61%	1.10%	(2.13%)	2.69%	2.01%	(2.00%)		4.14%	[1]	Oct. 02, 2018	(2.28%)	3.07%	2.14%	(1.96%)	2.93%	2.18%

[1]	(a)Since inception October 2, 2018.